Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (43,001,455)	$ (26,864,340)	$ (37,849,665)
Adjustments to reconcile net loss to net cash used in operating activities:
Allowance for credit losses	1,105,000	16,911,882	9,850,811
Provision for impairment loss on prepayments	10,535,833
Depreciation	2,920,494	13,201	13,200
Amortization of intangible assets	2,380,000	4,160,000	5,843,813
Amortization of right of use asset	100,043	89,566
Stock compensation expense	1,675,065	3,868,649	3,493,563
Impairment loss of intangible assets	14,626,083		9,357,062
Loss on extinguishment of debts on convertible notes payable	187,211
Finance expense on convertible notes payable	3,033,501
Amortization of debt issuance costs	6,023,259	100,000
Changes in operating assets and liabilities
Accounts receivable	(2,167,165)	(1,230,000)	157,170
Other receivables		(11,786,550)	1,318,718
Prepayments	(1,689,068)	9,471,393	(152,623)
Accounts payable	(3,270,945)		(500,000)
Lease liabilities	3,414	5,269
Other payables and accrued liabilities	(798,471)	2,480,478	589,222
Net cash used in operating activities	(8,337,201)	(2,780,452)	(7,878,729)
CASH FLOWS FROM INVESTING ACTIVITIES:
Loan to a third party	(4,000,000)
Proceeds from loan repayment by a third party	4,000,000
Purchase of equipment	(3,400,000)
Net cash used in investing activities	(3,400,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings from related parties		181,197	217,116
Repayment of borrowings from related parties	(448,124)
Proceeds from convertible notes, net of debt issuance costs	14,326,000	1,000,000
Repayment for a convertible note	(1,100,000)
Proceeds from issuance of units, net of offering costs			5,018,985
Proceeds from issuance of ordinary shares, net of offering costs		1,380,000	1,500,000
Proceeds from exercise of warrants			509,788
Net cash provided by financing activities	12,777,876	2,561,197	7,245,889
NET CHANGE IN CASH AND CASH EQUIVALENTS	1,040,675	(219,255)	(632,840)
CASH AND CASH EQUIVALENTS, beginning of year	20,218	239,473	872,313
CASH AND CASH EQUIVALENTS, end of year	1,060,893	20,218	239,473
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest expense	12,441
Cash paid for income tax
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES:
Initial recognition of operating right of use asset and lease liability		198,192
Ordinary shares issued for prepayments on concert cooperation rights		8,000,000
Ordinary shares issued for acquisition of intangible assets		7,200,000	3,600,000
Debt issuance costs for convertible notes included in other payables and accrued liabilities	230,000
Cashless exercise of warrants into ordinary shares	1	2,165
Conversion of convertible notes and interest payables into ordinary shares	15,280,321	225,000
Fair value of warrants issued in connection with the issuance of convertible notes	3,902,449
Issuance of ordinary shares with proceeds included in other payables and accrued liabilities	940,000
Ordinary shares issued for acquisition of equipment	26,000,000
Capital expenditure payable	5,600,000
Exchange of BTC into USDT	$ 8,726,016